OTHER PAYABLES (Tables)	12 Months Ended
Feb. 29, 2020
OTHER PAYABLES
Schedule of Other Payables
	As of
	February 29, 2020	February 28, 2019
Advance received	$4,293,000	$-
Other	38,023	-
Total	$4,331,023	$-